Income Taxes (10-K Details 2) (USD $)	12 Months Ended
	May 31, 2011	May 31, 2010	May 31, 2009
Income Tax Disclosure [Abstract]
Tax provision recorded during the period to increase the valuation allowance on certain non-US deferred tax assets, which impacted the effective tax rate		$ 53,000,000	$ 106,000,000
The portion of the income tax provision recorded during the period to increase the valuation allowance against certain deferred tax assets, resulting from the agreement to sell our investments in Fertifos and Fosfertil, and our Cubatao, Brazil facility to Vale S.A. and its subsidiaries		23,100,000
Tax benefit recorded during the period related to foreign tax credits associated with a special dividend that was distributed from our non-U.S. subsidiaries to our U.S. subsidiaries, which impacted the effective tax rate			282,700,000
Undistributed earnings of non-US subsidiaries for which no deferred tax liability has been established	1,400,000,000
The amount of deferred tax assets pertaining to certain foreign tax credit carryforwards that are netted against and offset deferred tax liabilities pertaining to depreciation and depletion expense recordings, which result from having Canadian entities that also incur U.S. taxes.	336,600,000	253,900,000
The amount of the tax provision and corresponding amount of deferred tax liaibilites recognized during the period associated with our decision not to indefinitely reinvest undistributed foreign earnings outside the U.S. related to the sale of our investment in Saskferco			213,300,000
Tax impact from sale of Fosfertil	752,800,000	347,300,000	649,300,000
Vale Fertilizantes S.A. (formerly Fosfertil S.A.) [Member]
Income Tax Disclosure [Abstract]
Tax impact from sale of Fosfertil	$ 126,100,000